Directors and key management compensation - Directors (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) director	Mar. 31, 2022 EUR (€) director	Mar. 31, 2021 EUR (€) director
Directors and key management compensation
Short-term remuneration	€ 6	€ 7	€ 7
Long-term incentive schemes	3	2	1
Total	€ 9	€ 9	€ 8
Number of directors that exercised share options during the period | director	0	0	0
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Directors and key management compensation
Total		€ 2	€ 1